Merger (Tables)	12 Months Ended
Dec. 31, 2023
Merger [Abstract]
Schedule Of transaction funding, sources and uses of cash, and merger related earn-outs and warrants (Detail)	The following summarizes the elements of the Merger to the consolidated Statement of Cash Flows, including the transaction funding, sources and uses of cash (in thousands):

As of June 30, 2023
Cash - GSR II Meteora Acquisition Corp Trust	$332,102
Less: GSRM transactions cost paid from Trust(1)	(25,958)
Less: Purchase of BT HoldCo common units from BT Assets	(10,066)
Less: Redemptions of existing shareholders of GSRM	(292,735)

Net proceeds from GSRM shareholders	3,343
Assumed net liabilities from GSRM, excluding net cash proceeds	(6,850)

Net Impact of the Merger on the Statement of Changes in Stockholders’ and Member’s Equity	$(3,507)

(1)
Transaction costs paid from the GSRM trust account include $18.7 million of non-redemption
payments, $4.9 million of other transaction-related expenses and $2.4 million of franchise and income taxes, all of which were recorded by GSRM.